Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following is a calculation of EPS (in millions, except per share amounts):

	Year Ended December 31,
	2018	2017	2016
Basic and Diluted EPS
Net loss attributable to shareholders	$(185.8)	$(221.3)	$(434.2)
Weighted average shares outstanding for basic and diluted loss per share	171.2	143.9	141.4
Basic and diluted loss per common share attributable to shareholders	$(1.09)	$(1.54)	$(3.07)